UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended    September 30, 2011
                                                --------------------

Check here if Amendment [  ]; Amendment Number:
                                                -------
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sageview Capital LP
                  ------------------------------
Address:          55 Railroad Ave.
                  ------------------------------
                  Greenwich, CT  06830
                  ------------------------------


Form 13F File Number:   028-12389
                        ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Barbara E. Parker
                  ------------------------------
Title:            Chief Financial Officer
                  ------------------------------
Phone:            (203) 625-4230
                  ------------------------------

Signature, Place, and Date of Signing:

      /s/ Barbara E. Parker       Greenwich, CT          November 14, 2011
----------------------------- ---------------------- -------------------------
         [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                            ------------

Form 13F Information Table Entry Total:          6
                                            ------------

Form 13F Information Table Value Total:       $186,412
                                            ------------
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ARRIS GROUP INC         COM      04269Q100     39,647   3,849,200   SH          SOLE                      3,849,200

COMSCORE INC            COM      20564W105     27,157   1,609,770   SH          SOLE                      1,609,770

COVIDIEN PLC            SHS      G2554F113     29,388     666,400   SH          SOLE                        666,400


LIBERTY MEDIA CORP    INT COM
NEW                     SER A    53071M104     22,873   1,549,650   SH          SOLE                      1,549,650

LIFE TECHNOLOGIES
CORP                    COM      53217V109     60,588   1,576,582   SH          SOLE                      1,576,582

STATE BK FINL CORP      COM      856190103      6,759     535,585   SH          SOLE                        535,585


                                       3